Employee Benefit Plans and Postretirement Benefits - Net Amounts Recognized in Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Pension, postretirement and other postemployment benefits	$ (1,617)	$ (1,578)
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	37	45
Pension, postretirement and other postemployment benefits	(889)	(887)
Net liability recognized at end of year	(852)	(842)
Healthcare
Defined Benefit Plan Disclosure [Line Items]
Other assets	0	0
Pension, postretirement and other postemployment benefits	(273)	(260)
Net liability recognized at end of year	(273)	(260)
Other
Defined Benefit Plan Disclosure [Line Items]
Other assets	0	0
Pension, postretirement and other postemployment benefits	(455)	(431)
Net liability recognized at end of year	$ (455)	$ (431)